Loan Receivables	6 Months Ended
Jun. 30, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES
11	LOAN RECEIVABLES

	December 31, 2024	June 30, 2025
	RM	RM	US$

Personal loans	153,912	54,187,113	12,862,799
Term loans	93,551,807	109,329,077	25,952,258
Term loans to related parties	-	13,452,201	3,193,248
	93,705,719	176,968,391	42,008,305
Less: Unearned interest	(17,887,877)	(27,632,405)	(6,559,309)
	75,817,842	149,335,986	35,448,996
Less: Provision for allowance for expected credit losses on loan receivables	(510,281)	(749,437)	(177,899)
	75,307,561	148,586,549	35,271,097
Movement in provision for allowance for expected credit losses on loan receivables as follows:

At beginning of the year	272,225	510,281	114,147
Additions	238,056	239,156	56,770
Reversal	-	-	-
Currency realignment	-	-	6,982
At end of the year	510,281	749,437	177,899
	December 31, 2024	June 30, 2025
	RM	RM	US$

Current asset	45,971,489	76,493,916	18,157,931
Non-current asset	29,336,072	72,092,633	17,113,166
	75,307,561	148,586,549	35,271,097

Loans receivables bears interest ranged from 5% to 18% (2024; 5% to 18%) per annum and is due within the next one to ten years.

The average credit period for services rendered is 30 (2024: 30) days. No interest is charged on the outstanding balances.

	December 31, 2024	June 30, 2025
	RM	RM	US$
Not past due	73,517,552	149,152,169	35,405,363
Past due	2,300,290	183,817	43,634
	75,817,842	149,335,986	35,448,997
Less: Allowance for expected credit losses on loan receivables	(510,281)	(749,437)	(177,899)
	75,307,561	148,586,549	35,271,097

A majority of the Company’s loan receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of loan receivables that are past due the average credit period:

	December 31, 2024	June 30, 2025
	RM	RM	US$
< 30 days	208,557	31,180	7,401
31 days to 60 days	974,151	31,180	7,401
61 days to 210 days	990,446	70,894	16,829
211 days to 240 days	127,136	50,563	12,003
241 days to < 1 year	-	-	-
Total	2,300,290	183,817	43,634

(ii)	These amounts are stated before any deduction for allowance for ECL and are not secured by any collateral or credit enhancements.

In determining the recoverability of loan receivables, the Company considers any changes in the credit quality of the loan receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Company’s loan receivables balances which are past due and partially impaired.

The allowance for ECL in loan receivables has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Company’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on loan receivables has been measured at an amount equal to lifetime ECL. The ECL on loan receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate.

The Company has recognized 2.71% (December 2024: 2.71%) ECL against past due loan receivables and 0.5% (December 2024: 0.5%) ECL against not past due receivables. For specific and individual loan receivables, the Company has access them individually to decide whether the loan receivables have recoverable issues based on the closely contact and past experience to justify it.

The Company assesses ECL on an annual basis to ensure that the ECL allowance remains appropriate and reflective of current credit risk conditions. There have been no changes in estimation techniques or significant assumptions used in calculating ECL during the current reporting period. A loan receivable is written off when there is objective evidence that the debtor is experiencing significant financial hardship and there is no reasonable expectation of recovery. Indicators of such conditions include the debtor entering liquidation or significant deterioration in creditworthiness with no expected future cash flows.

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2024	460,365	4,526	21,139	21,492	2,759	-	510,281
Lifetime ECL – June 30, 2025	745,760	624	624	1,418	-	1,011	749,437